Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans [Abstract]
Total number of shares held by ESOP (in shares)	298,294	365,274
Number of ESOP shares allocated (in shares)	298,294	365,274
ESOP Trust [Abstract]
Number of shares issued (in shares)	0	8,333	7,294
Fair value of stock contributed	$ 0	$ 328	$ 295
Cash contributed	614	500	500
Total expense	614	828	795
Cash surrender value of life insurance contracts	33,829
Cash surrender value of annuity assets	2,170
Expected payments of covered individuals	8,377	7,815
Deferred Profit Sharing [Member]
Employee Benefit Plans [Abstract]
Contributions charged to expense	242	264	352
Supplemental Employee Retirement Plan [Member]
ESOP Trust [Abstract]
Expenses related to plan	743	627	$ 602
Postretirement Benefit [Member]
ESOP Trust [Abstract]
Total postretirement benefit	$ 3,721	$ 3,130